Operating Leases - Future Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets
2014	$ 107,440
2015	73,271
2016	64,758
2017	36,424
2018	20,689
Later years	36,872
Ships and containers
Operating Leased Assets
2014	82,541
2015	53,660
2016	47,522
2017	20,918
2018	7,657
Later years	2,418
Other
Operating Leased Assets
2014	24,899
2015	19,611
2016	17,236
2017	15,506
2018	13,032
Later years	$ 34,454